ACCOUNTS RECEIVABLE (Details) - CAD ($)	Dec. 31, 2018	Dec. 31, 2017
Trade and other current receivables [abstract]
Goods and services tax refund receivable	$ 2,519,789	$ 186,410
Trade receivables	801,756	0
Other receivables	257,726	91,822
Total accounts receivable	$ 3,579,271	$ 278,232